Goodwill (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Goodwill	$ 161,583,233	$ 127,592,056
Additions for business combinations	5,557,026	2,100,677
Other increases	29,770,740	18,776,632
Conversion effect	(1,336,589)	(30,254,687)
Sub-Total	33,991,177	(9,377,378)
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Goodwill	$ 161,583,233	$ 127,592,056	$ 136,969,434